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                       SUPPLEMENT DATED FEBRUARY 28, 2000
                                       to

                          PROSPECTUS DATED MAY 1, 1999
                                      for

                   Flexible Payment Variable Annuity Contract

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account A

Effective February 28, 2000 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

PAGE 1 IS AMENDED BY THE ADDITION OF A NEW FIFTH PARAGRAPH UNDER THE HEADING "PURPOSE OF THE CONTRACT" AND PAGE 17 IS AMENDED BY THE ADDITION OF NEW LANGUAGE AT THE END OF THE FIRST PARAGRAPH UNDER THE HEADING "DETAILED INFORMATION ABOUT THE POLICY" TO READ AS FOLLOWS:

     "An endorsement is available on or after June 1, 2000 for all contracts issued in the State of Florida which will amend this Contract to provide benefits, features, charges and major provisions as described in the current MONY Custom Master prospectus and any amendments to it."

Form No. 13453 SL (Supp 2/28/00)                               Reg. No. 33-20453